Debt instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments Classification [Abstract]
Financial assets held for trading	[1]	R$ 0	R$ 0	R$ 34,879,681
Financial Assets Measured At Fair Value Through Profit Or Loss		3,735,076	3,171,746	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		34,885,631	50,066,469	0
Other Financial assets designated at fair value through profit or loss		0	0	1,658,689
Financial assets - available-for-sale		0	0	84,716,747
Financial Assets Measured At Fair Value Through Other Comprehensive Income	[1]	95,962,927	85,395,691	0
Investments Held-to-Maturity		0	0	10,214,454
Loans and receivables		0	0	17,616,515
Financial Assets Measured At Amortized Cost		38,748,296	36,799,509	0
Of which:
Debt Instruments		40,803,323	39,513,460	20,400,082
Impairment losses		(2,055,027)	(2,713,951)	(2,783,567)
Total		173,331,930	175,433,415	149,086,086
Type:
Government securities - Brazil	[2]	135,848,053	116,531,146	122,362,389
Debentures and Promissory notes		13,874,883	10,555,952	12,097,230
Other debt securities		23,608,994	48,346,317	14,626,467
Total		R$ 173,331,930	R$ 175,433,415	R$ 149,086,086

[1]	On December 31, 2018, management decided to change the classification of Financial Treasury Bills - LFT, of the securities portfolio of Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (Getnet SA), Banco Bandepe SA and Santander Corretora de Cambio e Valores Mobiliarios S.A. (Santander CCVM). The securities were transferred from the Trading to Available for Sale category, in the amounts of R$739,430, R$14,099 and R$375,488, respectively. Such transfers did not impact the amounts of Consolidated and also did not generate effect on the result. The change in the category occurred due to the revaluation of the recent trading history of these assets.
[2]	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).